SHARE-BASED PAYMENTS - Options granted to employees (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Sep. 20, 2017 USD ($)	Sep. 20, 2017 CNY (¥)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) shares
SHARE-BASED PAYMENTS
Share-based compensation costs recognized			$ 45,950	¥ 298,963
Cost of revenues
SHARE-BASED PAYMENTS
Share-based compensation costs recognized			1,045	6,799
Selling expense
SHARE-BASED PAYMENTS
Share-based compensation costs recognized			2,189	14,244
General and administrative expenses
SHARE-BASED PAYMENTS
Share-based compensation costs recognized			38,626	251,312
Research and development expenses
SHARE-BASED PAYMENTS
Share-based compensation costs recognized			$ 4,090	¥ 26,608
Options granted to employees | Cost of revenues
SHARE-BASED PAYMENTS
Share-based compensation costs recognized	$ 925	¥ 6,017
Options granted to employees | Selling expense
SHARE-BASED PAYMENTS
Share-based compensation costs recognized	2,024	13,172
Options granted to employees | General and administrative expenses
SHARE-BASED PAYMENTS
Share-based compensation costs recognized	36,462	237,232
Options granted to employees | Research and development expenses
SHARE-BASED PAYMENTS
Share-based compensation costs recognized	$ 3,730	¥ 24,268
Options granted to employees | 2008 Plan
Number of options
Number of options, Beginning of the year (in shares) | shares			15,247,712	15,247,712
Number of options, Granted (in shares) | shares			3,229,940	3,229,940
Number of options, Exercised (in shares) | shares			(730,000)	(730,000)
Number of options, Forfeited (in shares) | shares			(332,152)	(332,152)
Number of options, End of the year (in shares) | shares			17,415,500	17,415,500	15,247,712	15,247,712
Vested and expected to vest, End of the year (in shares) | shares			17,415,500					17,415,500
Exercisable, End of the year (in shares) | shares			12,547,575					12,547,575
Weighted-average exercise price
Weighted-average exercise price, Beginning of the year (in dollars per share)			$ 0.66
Weighted-average exercise price, Granted (in dollars per share)			0.75
Weighted-average exercise price, Exercised (in dollars per share)			0.01
Weighted-average exercise price, Forfeited (in dollars per share)			0.75
Weighted-average exercise price, End of the year (in dollars per share)			0.70		$ 0.66
Weighted-average exercise price, Vested and expected to vest at end of the year (in dollars per share)			0.70
Weighted-average exercise price, Exercisable at end of the year (in dollars per share)			0.68
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Beginning of the year (in dollars per share)			1.40
Weighted-average grant-date fair value, Granted (in dollars per share)			8.63		5.22		$ 2.35
Weighted-average grant-date fair value, Exercised (in dollars per share)			0.11
Weighted-average grant-date fair value, Forfeited (in dollars per share)			4.91
Weighted-average grant-date fair value, End of the year (in dollars per share)			2.73		$ 1.40
Weighted-average grant-date fair value, Vested and expected to vest at end of the year (in dollars per share)			2.73
Weighted-average grant-date fair value, Exercisable at end of the year (in dollars per share)			$ 1.06
Weighted-average remaining contractual term
Weighted-average remaining contractual term (in years)			11 years 26 days	11 years 26 days	10 years 8 months 19 days	10 years 8 months 19 days
Weighted-average remaining contractual term, Vested and expected to vest at end of the year (in years)			11 years 26 days	11 years 26 days
Weighted-average remaining contractual term, Exercisable at end of the year (in years)			9 years 10 months 28 days	9 years 10 months 28 days
Aggregate intrinsic Value
Aggregate intrinsic Value | $			$ 144,235		$ 18,901
Aggregate intrinsic Value, Vested and expected to vest at end of the year | $			144,235
Aggregate intrinsic Value, Exercisable at end of the year | $			104,172
Intrinsic value of options exercised			$ 7,957	¥ 51,771		¥ 0
Number of options, Exercised (in shares) | shares			730,000	730,000
Weighted average grant-date fair value of equity awards granted			$ 8.63		$ 5.22		$ 2.35
Total fair value of the equity awards vested			$ 13,497	¥ 87,812	$ 0		$ 0
Number of unvested share options | shares			4,867,925					4,867,925
Unrecognized share-based compensation expenses of unvested and vested but not exercisable			$ 21,053					¥ 136,976
Estimated weighted-average amortization period			3 years 3 months 4 days	3 years 3 months 4 days
Options granted to employees | 2017 Plan
Number of options
Number of options, Granted (in shares) | shares			40,000	40,000
Number of options, Exercised (in shares) | shares			0	0
Number of options, End of the year (in shares) | shares			40,000	40,000
Vested and expected to vest, End of the year (in shares) | shares			40,000					40,000
Weighted-average exercise price
Weighted-average exercise price, Granted (in dollars per share)			$ 11.08
Weighted-average exercise price, End of the year (in dollars per share)			11.08
Weighted-average exercise price, Vested and expected to vest at end of the year (in dollars per share)			11.08
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Granted (in dollars per share)			5.08		$ 0.00		$ 0.00
Weighted-average grant-date fair value, End of the year (in dollars per share)			5.08
Weighted-average grant-date fair value, Vested and expected to vest at end of the year (in dollars per share)			$ 5.08
Weighted-average remaining contractual term
Weighted-average remaining contractual term (in years)			9 years 9 months 29 days	9 years 9 months 29 days
Weighted-average remaining contractual term, Vested and expected to vest at end of the year (in years)			9 years 9 months 29 days	9 years 9 months 29 days
Aggregate intrinsic Value
Aggregate intrinsic Value | $			$ 0
Intrinsic value of options exercised | ¥				¥ 0
Number of options, Exercised (in shares) | shares			0	0
Weighted average grant-date fair value of equity awards granted			$ 5.08		$ 0.00		$ 0.00
Total fair value of the equity awards vested | ¥				¥ 0
Number of unvested share options | shares			40,000					40,000
Unrecognized share-based compensation expenses of unvested and vested but not exercisable			$ 202					¥ 1,313
Estimated weighted-average amortization period			3 years 9 months 29 days	3 years 9 months 29 days